Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AMERICAN FUNDS TARGET DATE RETIREMENT SERIES
Entity Central Index Key	0001380175
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Jan. 01, 2023
Prospectus Date	Jan. 01, 2023
American Funds 2065 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDTTX
American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFVTX
American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHLTX
American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REOTX
American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDLTX
American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCPTX
American Funds 2065 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAOTX
American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBOTX
American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAQTX
American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCQTX
American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBMTX
American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAXTX
American Funds 2065 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCLTX
American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEOX
American Funds 2060 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AANTX
American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDKTX
American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REMTX
American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFUTX
American Funds 2060 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCKTX
American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAWTX
American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBKTX
American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RANTX
American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBNTX
American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBENX
American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCNTX
American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHKTX
American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCKTX
American Funds 2060 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDSSX
American Funds 2055 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAMTX
American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAMTX
American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBMTX
American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCMTX
American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDJTX
American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REKTX
American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFKTX
American Funds 2055 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCJTX
American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAJTX
American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBJTX
American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEMX
American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHJTX
American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCJTX
American Funds 2055 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFWX
American Funds 2050 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AALTX
American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAITX
American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBITX
American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCITX
American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDITX
American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REITX
American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFITX
American Funds 2050 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCITX
American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAITX
American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBITX
American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBHEX
American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHITX
American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	DITFX
American Funds 2050 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFYX
American Funds 2045 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAHTX
American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAHTX
American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBHTX
American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCHTX
American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDHTX
American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REHTX
American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFHTX
American Funds 2045 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCHTX
American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FATTX
American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBHTX
American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBHHX
American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHHTX
American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCHTX
American Funds 2045 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFUX
American Funds 2040 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAGTX
American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAKTX
American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBKTX
American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCKTX
American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDGTX
American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REGTX
American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFGTX
American Funds 2040 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCGTX
American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAUTX
American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBGTX
American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEKX
American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHGTX
American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCGTX
American Funds 2040 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFOX
American Funds 2035 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAFTX
American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAFTX
American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBFTX
American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCFTX
American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDFTX
American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REFTX
American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFFTX
American Funds 2035 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCFTX
American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAQTX
American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBFTX
American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEFX
American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHFTX
American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDFTX
American Funds 2035 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFHX
American Funds 2030 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAETX
American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAETX
American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBETX
American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCETX
American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDETX
American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REETX
American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFETX
American Funds 2030 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCETX
American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAETX
American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBETX
American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEEX
American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHETX
American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCETX
American Funds 2030 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDFMX
American Funds 2025 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AADTX
American Funds 2025 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RADTX
American Funds 2025 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBDTX
American Funds 2025 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCDTX
American Funds 2025 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDDTX
American Funds 2025 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REDTX
American Funds 2025 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFDTX
American Funds 2025 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCDTX
American Funds 2025 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAPTX
American Funds 2025 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBDTX
American Funds 2025 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEDX
American Funds 2025 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHDTX
American Funds 2025 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDDTX
American Funds 2025 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDLMX
American Funds 2020 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AACTX
American Funds 2020 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RACTX
American Funds 2020 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBCTX
American Funds 2020 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCCTX
American Funds 2020 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDCTX
American Funds 2020 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	RECTX
American Funds 2020 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RRCTX
American Funds 2020 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCCTX
American Funds 2020 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAOTX
American Funds 2020 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBCTX
American Funds 2020 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEHX
American Funds 2020 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHCTX
American Funds 2020 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FCCTX
American Funds 2020 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDAMX
American Funds 2015 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCJTX
American Funds 2015 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDBTX
American Funds 2015 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REJTX
American Funds 2015 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AABTX
American Funds 2015 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAJTX
American Funds 2015 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBJTX
American Funds 2015 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFJTX
American Funds 2015 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCBTX
American Funds 2015 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAKTX
American Funds 2015 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBBTX
American Funds 2015 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEJX
American Funds 2015 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHBTX
American Funds 2015 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	FDBTX
American Funds 2015 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDQMX
American Funds 2010 Target Date Retirement Fund | Class A
Prospectus:
Trading Symbol	AAATX
American Funds 2010 Target Date Retirement Fund | Class R-1
Prospectus:
Trading Symbol	RAATX
American Funds 2010 Target Date Retirement Fund | Class R-2
Prospectus:
Trading Symbol	RBATX
American Funds 2010 Target Date Retirement Fund | Class R-3
Prospectus:
Trading Symbol	RCATX
American Funds 2010 Target Date Retirement Fund | Class R-4
Prospectus:
Trading Symbol	RDATX
American Funds 2010 Target Date Retirement Fund | Class R-5
Prospectus:
Trading Symbol	REATX
American Funds 2010 Target Date Retirement Fund | Class R-6
Prospectus:
Trading Symbol	RFTTX
American Funds 2010 Target Date Retirement Fund | Class C
Prospectus:
Trading Symbol	CCATX
American Funds 2010 Target Date Retirement Fund | Class F-1
Prospectus:
Trading Symbol	FAATX
American Funds 2010 Target Date Retirement Fund | Class F-2
Prospectus:
Trading Symbol	FBATX
American Funds 2010 Target Date Retirement Fund | Class R-2E
Prospectus:
Trading Symbol	RBEAX
American Funds 2010 Target Date Retirement Fund | Class R-5E
Prospectus:
Trading Symbol	RHATX
American Funds 2010 Target Date Retirement Fund | Class F-3
Prospectus:
Trading Symbol	DJTFX
American Funds 2010 Target Date Retirement Fund | Class T
Prospectus:
Trading Symbol	TDMMX